1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 93 .3%
Beverages — 2 .2%
60,000 China Mengniu Dairy Co. Ltd. ......... $ 323,235
33,000 Danone SA ...................... 1,826,408
40,000 ITO EN Ltd. ..................... 1,974,700
7,000 Morinaga Milk Industry Co. Ltd. ....... 300,723
5,000 PepsiCo Inc. ..................... 836,900
30,000 Suntory Beverage & Food Ltd. ........ 1,148,349
424,000 Vitasoy International Holdings Ltd. ..... 804,341
7,214,656
Biotechnology — 4 .9%
833 2seventy bio Inc. † ................. 14,211
424 Amgen Inc. ..................... 102,532
140,000 Aurinia Pharmaceuticals Inc. † ........ 1,733,200
300 Berkeley Lights Inc. † ............... 2,133
3,000 Bio-Rad Laboratories Inc. , Cl. A † ...... 1,689,690
2,500 Bluebird Bio Inc. † ................. 12,125
55,000 Catalent Inc. † .................... 6,099,500
6,000 Charles River Laboratories International
Inc. † ........................ 1,703,820
35,000 Clovis Oncology Inc. † .............. 70,700
400 Danaher Corp. ................... 117,332
1,500 Galapagos NV , ADR † ............... 93,030
2,308 Gilead Sciences Inc. ............... 137,211
75,000 Ginkgo Bioworks Holdings Inc. † ....... 302,250
11,000 Global Blood Therapeutics Inc. † ....... 381,040
3,000 Gritstone bio Inc. † ................ 12,360
1,900 Guardant Health Inc. † .............. 125,856
2,333 Idorsia Ltd. † ..................... 46,531
3,700 Illumina Inc. † .................... 1,292,780
700 Incyte Corp. † .................... 55,594
6,000 Invitae Corp. † .................... 47,820
300 Natera Inc. † ..................... 12,204
3,000 Pacific Biosciences of California Inc. † ... 27,300
38,871 Personalis Inc. † .................. 318,353
1,482 Regeneron Pharmaceuticals Inc. † ...... 1,035,058
1,000 Sarepta Therapeutics Inc. † ........... 78,120
1,600 Waters Corp. † ................... 496,624
16,007,374
Electronics — 1 .8%
400 Azenta Inc. ...................... 33,152
10,150 Thermo Fisher Scientific Inc. ......... 5,995,098
6,028,250
Financial Services — 0 .2%
50,000 Post Holdings Partnering Corp. † ....... 503,750
Food — 15 .9%
15,000 Calavo Growers Inc. ............... 546,750
5,000 Campbell Soup Co. ................ 222,850
2,500 Chr. Hansen Holding A/S ............ 184,671
Shares
Market
Value
45,000 Conagra Brands Inc. ............... $ 1,510,650
62,500 Flowers Foods Inc. ................ 1,606,875
45,000 General Mills Inc. ................. 3,047,400
32,500 Kellogg Co. ..................... 2,095,925
35,000 Kerry Group plc , Cl. A .............. 3,922,209
84,000 Kikkoman Corp. .................. 5,609,660
10,000 Lamb Weston Holdings Inc. .......... 599,100
22,000 Maple Leaf Foods Inc. .............. 527,937
15,000 MEIJI Holdings Co. Ltd. ............. 814,441
60,000 Mondelēz International Inc. , Cl. A ...... 3,766,800
66,500 Nestlé SA ....................... 8,650,289
50,000 Nomad Foods Ltd. † ................ 1,129,000
45,000 Post Holdings Inc. † ................ 3,116,700
7,000 Sovos Brands Inc. † ................ 99,260
130,000 The Hain Celestial Group Inc. † ........ 4,472,000
18,000 The J.M. Smucker Co. .............. 2,437,380
30,000 The Kraft Heinz Co. ................ 1,181,700
120,000 Tingyi (Cayman Islands) Holding Corp. .. 202,214
65,000 Unilever plc , ADR ................. 2,962,050
64,000 Yakult Honsha Co. Ltd. ............. 3,427,633
52,133,494
Food and Staples Retailing — 6 .6%
4,000 BARK Inc. † ..................... 14,800
137,050 BellRing Brands Inc. † .............. 3,163,114
101,000 CVS Health Corp. ................. 10,222,210
30,000 Ingles Markets Inc. , Cl. A ............ 2,671,500
8,000 Pets at Home Group plc ............. 37,980
20,000 Sprouts Farmers Market Inc. † ........ 639,600
80,000 The Kroger Co. ................... 4,589,600
6,500 United Natural Foods Inc. † ........... 268,775
2,000 Walgreens Boots Alliance Inc. ........ 89,540
21,697,119
Health Care Equipment and Supplies — 15 .6%
500 Agilent Technologies Inc. ............ 66,165
41,661 Axogen Inc. † .................... 330,788
70,000 Baxter International Inc. ............. 5,427,800
2,200 Becton, Dickinson and Co. ........... 585,200
28,000 Boston Scientific Corp. † ............ 1,240,120
7,409 Cardiovascular Systems Inc. † ........ 167,443
96,298 Conformis Inc. † .................. 60,071
20,000 Cutera Inc. † ..................... 1,380,000
85,000 DENTSPLY SIRONA Inc. ............ 4,183,700
20,000 Eargo Inc. † ..................... 105,800
19,325 Electromed Inc. † .................. 240,403
1,700 Exact Sciences Corp. † .............. 118,864
10,618 Fluidigm Corp. † .................. 38,119
10,000 Gerresheimer AG ................. 733,444
16,000 Globus Medical Inc. , Cl. A † .......... 1,180,480
3,500 Haemonetics Corp. † ............... 221,270
45,000 Henry Schein Inc. † ................ 3,923,550
800 Hologic Inc. † .................... 61,456

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Equipment and Supplies (Continued)
17,675 ICU Medical Inc. † ................. $ 3,935,162
179,606 InfuSystem Holdings Inc. † ........... 1,760,139
45,000 Integer Holdings Corp. † ............. 3,625,650
2,911 Intersect ENT Inc. † ................ 81,537
28,000 IntriCon Corp. † ................... 668,080
200 Intuitive Surgical Inc. † .............. 60,336
600 iRhythm Technologies Inc. † .......... 94,482
30,000 Medtronic plc .................... 3,328,500
2,000 Meridian Bioscience Inc. † ........... 51,920
1,000 NanoString Technologies Inc. † ........ 34,750
92,174 Neuronetics Inc. † ................. 279,287
14,751 NuVasive Inc. † ................... 836,382
10,000 OraSure Technologies Inc. † .......... 67,800
5,200 Organogenesis Holdings Inc. † ........ 39,624
18,000 Patterson Cos. Inc. ................ 582,660
400 PerkinElmer Inc. .................. 69,784
4,500 Quidel Corp. † .................... 506,070
12,323 Semler Scientific Inc. † .............. 610,728
5,000 Silk Road Medical Inc. † ............. 206,450
103,258 SmileDirectClub Inc. † .............. 267,438
3,000 Smith & Nephew plc , ADR ........... 95,700
35,000 Stericycle Inc. † ................... 2,062,200
11,000 Stryker Corp. .................... 2,940,850
17,000 SurModics Inc. † .................. 770,610
5,000 Tactile Systems Technology Inc. † ...... 100,800
9,000 The Cooper Companies Inc. .......... 3,758,310
35,400 Zimmer Biomet Holdings Inc. ......... 4,527,660
51,427,582
Health Care Providers and Services — 23 .0%
50,000 AmerisourceBergen Corp. ........... 7,735,500
15,200 Anthem Inc. ..................... 7,466,544
56,200 Avantor Inc. † .................... 1,900,684
200,000 CareCloud Inc. † .................. 1,030,000
30,000 CareDx Inc. † .................... 1,109,700
8,000 Chemed Corp. ................... 4,052,400
40,500 DaVita Inc. † ..................... 4,580,955
20,186 DLH Holdings Corp. † .............. 382,323
2,000 eHealth Inc. † .................... 24,820
40,000 ElectroCore Inc. † ................. 23,400
157,500 Evolent Health Inc. , Cl. A † ........... 5,087,250
4,000 Glaukos Corp. † ................... 231,280
7,000 GoodRx Holdings Inc. , Cl. A † ......... 135,310
39,900 HCA Healthcare Inc. ............... 9,999,738
500 IQVIA Holdings Inc. † ............... 115,605
16,385 Laboratory Corp. of America Holdings † .. 4,320,069
14,250 McKesson Corp. .................. 4,362,352
400 Medpace Holdings Inc. † ............ 65,436
20,700 NeoGenomics Inc. † ................ 251,505
224,514 Option Care Health Inc. † ............ 6,412,120
Shares
Market
Value
40,837 Orthofix Medical Inc. † .............. $ 1,335,370
66,000 PetIQ Inc. † ...................... 1,610,400
500 Quest Diagnostics Inc. .............. 68,430
5,000 Sema4 Holdings Corp. † ............. 15,350
3,200 Teladoc Health Inc. † ............... 230,816
116,000 Tenet Healthcare Corp. † ............. 9,971,360
6,300 UnitedHealth Group Inc. ............ 3,212,811
75,731,528
Healthcare Equipment and Supplies — 0.0%
3,000 Vapotherm Inc. † .................. 41,700
Household and Personal Products — 2 .6%
25,000 Church & Dwight Co. Inc. ........... 2,484,500
25,000 Colgate-Palmolive Co. .............. 1,895,750
60,000 Edgewell Personal Care Co. .......... 2,200,200
12,000 The Procter & Gamble Co. ........... 1,833,600
8,414,050
Pharmaceuticals — 19 .2%
20,400 Abbott Laboratories ............... 2,414,544
41,794 AbbVie Inc. ..................... 6,775,225
4,000 ACADIA Pharmaceuticals Inc. † ........ 96,880
25,000 Achaogen Inc. † ................... 0
36,297 AstraZeneca plc , ADR .............. 2,407,943
183,500 Bausch Health Cos. Inc. † ............ 4,192,975
77,138 Bristol-Myers Squibb Co. ............ 5,633,388
37,400 Cigna Corp. ..................... 8,961,414
60,000 Elanco Animal Health Inc. † ........... 1,565,400
43,067 Johnson & Johnson ............... 7,632,764
62,750 Merck & Co. Inc. .................. 5,148,638
300 Odonate Therapeutics Inc. † .......... 396
5,000 OPKO Health Inc. † ................ 17,200
3,000 Organon & Co. ................... 104,790
15,000 Paratek Pharmaceuticals Inc. † ........ 44,550
89,769 Perrigo Co. plc ................... 3,449,823
88,925 Pfizer Inc. ...................... 4,603,647
12,000 Roche Holding AG , ADR ............ 592,920
40,000 Teva Pharmaceutical Industries Ltd. , ADR † 375,600
18,496 Vertex Pharmaceuticals Inc. † ......... 4,826,901
40,000 Viatris Inc. ...................... 435,200
3,890 Zimvie Inc. † ..................... 88,848
20,000 Zoetis Inc. ...................... 3,771,800
63,140,846
Specialty Chemicals — 1 .3%
33,000 International Flavors & Fragrances Inc. .. 4,333,890
TOTAL COMMON STOCKS ........... 306,674,239

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
PREFERRED STOCKS — 0.0%
Biotechnology — 0.0%
5,000 XOMA Corp. , Ser. A , 8.625% ......... $ 131,750
MANDATORY CONVERTIBLE SECURITIES (a) — 1 .0%
Health Care Providers and Services — 1 .0%
30,000 Avantor Inc. , Ser. A ,
6.250% , 05/15/22 ............... 3,105,900
RIGHTS — 0.0%
Biotechnology — 0.0%
6,907 Tobira Therapeutics Inc. , CVR † (b) ...... 0
Pharmaceuticals — 0.0%
3,500 Ipsen SA/Clementia , CVR † (b) ......... 0
TOTAL RIGHTS ................... 0
WARRANTS — 0.0%
Health Care Providers and Services — 0.0%
420 Option Care Health Inc. , Cl. A , expire
07/27/25 † ..................... 1,227
420 Option Care Health Inc. , Cl. B , expire
07/27/25 † ..................... 946
2,173
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 5 .7%
$ 18,775,000 U.S. Treasury Bills,
0.365 % to 0.773% †† , 06/09/22 to
08/18/22 ...................... 18,744,640
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 205,068,288 ) ............. $ 328,658,702
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 86 .5% $ 284,217,308
Europe .............................. 9 .1 29,836,099
Japan ............................... 4 .0 13,275,505
Asia/Pacific ......................... 0 .4 1,329,790
Total Investments ................... 100.0% $ 328,658,702